o BT ADVISOR FUNDS o


                              U.S. BOND INDEX FUND



                               SEMI-ANNUAL REPORT
                               ------------------
                                  JUNE o 1998

US Bond Index Fund

Table of Contents


            Letter to Shareholders                              3

            U.S. Bond Index Fund
               Statement of Assets and Liabilities              5
               Statement of Operations                          5
               Statements of Changes in Net Assets              6
               Financial Highlights                             7
               Notes to Financial Statements                    8

            U.S. Bond Index Portfolio
               Statement of Net Assets                         10
               Statement of Operations                         13
               Statements of Changes in Net Assets             14
               Financial Highlights                            14
               Notes to Financial Statements                   15


                              --------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              --------------------

U.S. Bond Index Fund

Letter to Shareholders

We are pleased to present you with this semi-annual report for the U.S. Bond Index Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Overall, the U.S. bond markets posted strong performance for the first half of 1998, with the yield on the 10-year Treasury falling from 5.74% on December 31, 1997 to 5.45% on June 30, 1998. This decrease in yields, which, in turn, caused appreciation in price, along with the coupon produced a positive return.

Optimism reigned throughout the first quarter over the domestic economy's ability to sustain growth without inflation. The Federal Reserve Board kept the Fed Funds target rate steady at 5.5%, where it has been for more than a year. Policymakers' reluctance to make changes stemmed from ongoing uncertainty over whether an abundance of positive economic factors will ultimately trigger inflation or whether domestic growth will slow as a result of the long-term impact of Asia's financial problems.

During the first quarter of the year, U.S. Treasury yields remained practically unchanged. The 10-year note closed the quarter at 5.65%, 0.09% lower than its December 31, 1997 level. The 2-year and 5-year Treasuries were lower by 0.06% and 0.08% respectively, and the 30-year rose by 0.01%.

A strong dollar, propelled by a deepening Asian crisis, served as a major catalyst for strong returns and lowering yield levels in the second quarter. The 30-year Treasury fell to its lowest level ever on June 15, 1998, with a yield of 5.57% and closed the semi-annual period at 5.63%, 0.30% lower than its December 31, 1997 level. The markets' perception at the end of the period was that the Federal Reserve Board is on hold until the effects of the Asian situation become clearer.

Overall, on a duration-adjusted basis, mortgage-backed securities marginally outperformed Treasuries for the first half of the year, while corporate bonds significantly underperformed.

o Corporate bonds came under pressure from a worsening Asian situation as well as the anticipated effects this region's problems may have both on the U.S. economy in general and on corporate profit growth in particular. In addition, a large number of new corporate issues put pressure on yield spreads. Together, these factors more than wiped out the additional yield that corporate bonds traditionally offer.

o Mortgage-backed securities also came under pressure, as prepayments increased and as a number of hedge funds and other leveraged players liquidated their mortgage positions in response to the rally in the Treasury market. These factors erased most of their incremental yield over Treasuries, causing mortgage-backed securities to only marginally outperform.


INVESTMENT REVIEW

---------------------------------------------------------------------------------------
 Periods ended June 30, 1998                            Cumulative Total Retums
                                                    Past 6      Past 1       Since
                                                    months       year      inception
---------------------------------------------------------------------------------------
  U.S. Bond Index Fund(1)
    Institutional Class Shares (inception 6/30/97)   3.94%      10.72%       10.72%
---------------------------------------------------------------------------------------
    Advisor Class Shares (inception 6/30/97)         3.86%      10.16%       10.16%
---------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index(2)            3.93%      10.54%       10.54%
---------------------------------------------------------------------------------------
  Lipper U.S. Bond Index Funds Average(3)            3.91%      10.29%       10.29%
---------------------------------------------------------------------------------------

The Fund's benchmark, the Lehman Brothers Aggregate Bond Index, is a broad market-weighted index, which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities, with maturities greater than one year.

MANAGER OUTLOOK
We believe the bond markets should remain fairly positive through the second half of the year for several reasons:

o The Asian crisis continues to loom and the U.S. dollar remains strong--a positive backdrop for inflation to stay low.

o While the Federal Reserve Board reinstituted its tightening bias earlier in the year, it still seems likely that it will be on hold for a while.

o Japan is facing serious financial troubles, which could impact China and Latin America in turn. Thus, we expect a continued flight to quality, with U.S. Treasuries the major beneficiary.

Of course, as an index fund, designed to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage



----------
(1) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(2) This index is unmanaged. Investments cannot be made in an index.
(3) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the categories indicated. These figures do not reflect sales charges. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

U.S. Bond Index Fund

Letter to Shareholders


                    Diversification of Portfolio Investments
                         By Sector as of June 30, 1998
                    (percentages are based on market value)



               (Pie Chart Appears Here -- See Plot Points Below)


                       Financial                     15%
                       Industrial                    15%
                       Utility                        5%
                       Foreign
                         Government                   3%
                       U.S. Treasury Securities      20%
                       Medium-Term Notes              3%
                       U.S. Government & Agency      39%



according to a given outlook for the bond markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad U.S. bond market.

We appreciate your support of the U.S. Bond Index Fund and look forward to continuing to serve your investment needs for many years ahead.



                             /s/ Louis R. D'Arienzo
                             ______________________
                               Louis R. D'Arienzo
                            Portfolio Manager of the
                            U.S. Bond Index Portfolio
                                  June 30, 1998

The fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.



Performance Comparison

Comparison of Change in
Value of a $10,000 Investment
in the U.S. Bond Index Fund -
Institutional Class and
Advisor Class, and the
Lehman Brothers Aggregate
Bond Index since June 30,
1997.


-----------------------------------------
     Total Return for the Period
         Ended June 30, 1998

Institutional                Advisor
   3.94%                      3.86%
Since 6/30/97*            Since 6/30/97*
  10.72%                      10.16%
* The Fund's inception date.


Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
-----------------------------------------



                 (Graph Appears Here -- See Plot Points Below)


US Bond Index Fund-Institutional Class-$11,072     Lehman Aggregate Bond Index-$11,054
 6/96                10,000                                         10,000
 9/96                10,338                                         10,332
12/96                10,652                                         10,636
 3/97                10,807                                         10,802
 6/97                11,072                                         11,054



                 (Graph Appears Here -- See Plot Points Below)

US Bond Index Fund-Advisor Class-$11,016    Lehman Aggregate Bond Index-$11,054
 6/97            10,000                                  10,000
 9/97            10,316                                  10,332
12/97            10,615                                  10,636
 3/98            10,777                                  10,802
 6/98            11,016                                  11,054




Past performance is not indicative of future performance. The Lehman Brothers Aggregate Bond Index is unmanaged and investments may not be made in an index.

U.S. Bond Index Fund

Statement of Assets and Liabilities June 30, 1998 (unaudited)

Assets
   Investment in U.S. Bond Index Portfolio, at Value                           $22,069,267
   Due from Bankers Trust, net                                                      83,765
   Prepaid Expenses                                                                 11,420
                                                                               -----------
Total Assets                                                                    22,164,452
Liabilities
   Accrued Expenses                                                                 21,725
   Dividends Payable                                                               102,805
                                                                               -----------
Total Liabilities                                                                  124,530
                                                                               -----------
Net Assets                                                                     $22,039,922
                                                                               ===========
   Paid-in Capital                                                             $21,300,986
   Undistributed Net Investment Income                                              16,623
   Accumulated Net Realized Gain from Investment Transactions                      141,857
   Net Unrealized Appreciation on Investment                                       580,456
                                                                               -----------
Net Assets                                                                     $22,039,922
                                                                               ===========
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)
   Institutional Class Shares(1)                                               $     10.38
                                                                               ===========
   Advisor Class Shares(2)                                                     $     10.34
                                                                               ===========

(1) Net asset value, offering and redemption price per share (based on net assets of $14,073,796 and 1,355,376 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).
(2) Net asset value, offering and redemption price per share (based on net assets of $7,966,126 and 770,568 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).



Statement of Operations For the six months ended June 30, 1998 (unaudited)

Investment Income
   Income Allocated from U.S. Bond Index Portfolio, net                           $472,926
                                                                                  --------
Expenses
   Administration and Services Fees
      Institutional Class                                                           11,860
      Advisor Class                                                                  6,248
   Shareholder Reports                                                               6,325
      Institutional Class                                                            5,053
      Advisor Class                                                                  3,622
   Professional Fees                                                                18,924
   Registration Fees                                                                10,984
   Trustees Fees                                                                     7,913
   Insurance                                                                         2,453
   Miscellaneous                                                                     3,342
                                                                                  --------
   Total Expenses                                                                   76,724
   Less:  Expenses Absorbed by Bankers Trust
      Institutional Class                                                          (63,696)
      Advisor Class                                                                 (3,754)
                                                                                  --------
   Net Expenses                                                                      9,274
                                                                                  --------
Net Investment Income                                                              463,652
                                                                                  --------
Realized and Unrealized Gain on Investments
   Net Realized Gain from Investment Transactions                                    5,839
   Net Change in Unrealized Appreciation of Investment                             154,192
                                                                                  --------
Net Realized and Unrealized Gain on Investments                                    160,031
                                                                                  --------
Net Increase in Net Assets from Operations                                        $623,683
                                                                                  ========


               See Notes to Financial Statements on Pages 8 and 9

U.S. Bond Index Fund

Statements of Changes in Net Assets

                                                                                               For the period
                                                                               For the         June 30, 1997(2)
                                                                          six months ended         through
                                                                           June 30, 1998(1)    December 31, 1997
                                                                          -----------------    -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                    $   463,652           $  619,624
   Net Realized Gain from Investment Transactions                                 5,839              224,635
   Net Change in Unrealized Appreciation/Depreciation on Investment             154,192              426,264
                                                                            -----------           ----------
Net Increase in Net Assets from Operations                                      623,683            1,270,523
                                                                            -----------           ----------
Distributions to Shareholders
   Net Investment Income
      Institutional Class                                                      (306,609)            (602,199)
      Advisor Class                                                            (155,282)              (2,563)
   Net Realized Gain from Investment Transactions
      Institutional Class                                                            --              (87,690)
      Advisor Class                                                                  --                 (927)
                                                                            -----------           ----------
Total Distributions                                                            (461,891)            (693,379)
                                                                            -----------           ----------
Capital Transactions in Shares of Beneficial Interest
   Net Increase Resulting from Institutional Class Shares                     5,840,668            7,543,166
   Net Increase Resulting from Advisor Class Shares                           7,676,439              240,613
                                                                            -----------           ----------
Net Increase from Capital Transactions in Shares of Beneficial Interest      13,517,107            7,783,779
                                                                            -----------           ----------
Total Increase in Net Assets                                                 13,678,899            8,360,923
Net Assets
Beginning of Period                                                           8,361,023                  100
                                                                            -----------           ----------
End of Period (includes undistributed net investment income of
  $16,623 and $14,862, respectively)                                        $22,039,922           $8,361,023
                                                                            ===========           ==========

----------
(1) Unaudited
(2) Commencement of Operations.


               See Notes to Financial Statements on Pages 8 and 9

U.S. Bond Index Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for the period indicated for the U.S. Bond Index Fund.

                                                        Institutional Class Shares                   Advisor Class Shares
                                                ----------------------------------------- -----------------------------------------
                                                  For the six         For the period        For the six         For the period
                                                  months ended   June 30, 1997(2) through   months ended   June 30, 1997(2) through
                                                June 30, 1998(1)    December 31, 1997     June 30, 1998(1)     December 31, 1997
                                                ---------------- ------------------------ ---------------- ------------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                $  10.29             $  10.00             $  10.26             $  10.00
                                                    --------             --------             --------             --------
Income from Investment Operations
   Net Investment Income                                0.31                 0.33                 0.30                 0.32
   Net Realized and Unrealized Gain on Investment
     Transactions                                       0.09                 0.32                 0.08                 0.29
                                                    --------             --------             --------             --------
Total from Investment Operations                        0.40                 0.65                 0.38                 0.61
Distributions to Shareholders
   Net Investment Income                               (0.31)               (0.32)               (0.30)               (0.31)
   Net Realized Gain from Investment Transactions         --                (0.04)                  --                (0.04)
                                                    --------             --------             --------             --------
Total Distributions                                    (0.31)               (0.36)               (0.30)               (0.35)
                                                    --------             --------             --------             --------
Net Asset Value, End of Period                      $  10.38             $  10.29             $  10.34             $  10.26
                                                    ========             ========             ========             ========
Total Investment Return                                 3.94%                6.52%                3.86%                6.15%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)         $ 14,074             $  8,119             $  7,966             $    242
   Ratios to Average Net Assets:
      Net Investment Income                             6.05%(3)             6.32%(3)             5.81%(3)             6.31%(3)
      Expenses, Including expenses of the
        U.S. Bond Index Portfolio                       0.15%(3)             0.15%(3)             0.35%(3)             0.35%(3)
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust      1.51%(3)             0.71%(3)             0.40%(3)            14.53%(3)

---------
(1) Unaudited
(2) Commencement of operations.
(3) Annualized.

               See Notes to Financial Statements on Pages 8 and 9

U.S. Bond Index Fund

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The U.S. Bond Index Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The U.S. Bond Index Fund offers two classes of shares to investors:
Institutional Class and Advisor Class shares (the "Classes"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The Fund commenced operations and began offering shares of beneficial interest of both Classes on June 30,1997.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the U.S. Bond Index Portfolio (the "Portfolio"). The portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1998, the Fund's proportionate interest in net assets of the Portfolio was approximately 48%.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon the relative proportion of net assets.

C.  Dividends
It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D.  Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E.  Other
The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Fund or Class are charged to that Fund or Class, while expenses that are attributable to the Trust are allocated among the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company (`Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .20% of the average daily net assets of each Class. The Fund was owed $83,765 in relation to waived fees and reimbursed expenses at June 30, 1998, net of Administration and Service Fees of $18,108.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding .20% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six-month period ended June 30, 1998, there were no reimbursable expenses incurred under this agreement. The Fund does not intend to charge 12b-1 fees in the future.

Certain officers of the Fund are also directors, and/or employees of Edgewood. None of the officers so affiliated received compensation from the Fund.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class, to the extent necessary, to limit all expenses as follows: U.S. Bond Index Fund Institutional Class of Shares to .05% of the average daily net assets of the Class, excluding expenses of the Portfolio and
 .15% of the average daily net assets of the Class, including expenses of the Portfolio; and U.S. Bond Index Fund Advisor Class of Shares to .25% of the average daily net assets of the Class, excluding expenses of the Portfolio and
 .35% of the average daily net assets of the Class, including expenses of the Portfolio. For the six-month period ended June 30, 1998, expenses have been reduced by $63,696 and $3,754 for the U.S. Bond Index Institutional Class and Advisor Class, respectively.

The Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

U.S. Bond Index Fund

Notes to Financial Statements (continued) (unaudited)

Note 3--Shares of Beneficial Interest
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                    Institutional Class Shares(1)   Advisor Class Shares(1)
                    -----------------------------   -----------------------
                           For the period               For the period
                       ended December 31, 1997      ended December 31, 1997
                    -----------------------------   -----------------------
                      Shares          Amount         Shares       Amount
                    -----------   ---------------   --------  -------------
Sold                 2,756,980    $ 27,731,959       23,281   $    237,843
Reinvested              63,919         653,087          270          2,770
Redeemed            (2,031,771)    (20,841,880)          --             --
                    -----------   -------------     -------   -------------
Net Increase           789,128    $  7,543,166       23,551   $    240,613
                    ===========   =============     =======   =============

                      For the six-month period    For the six-month period
                         ended June 30, 1998         ended June 30, 1998
                    -----------------------------   -----------------------
                      Shares          Amount         Shares       Amount
                    -----------   ---------------   --------  -------------
Sold                   545,553    $  5,627,320      746,963   $  7,676,394
Reinvested              23,261         240,029        9,126         93,738
Redeemed                (2,571)        (26,681)      (9,077)       (93,693)
                    -----------   -------------     -------   -------------
Net Increase           566,243    $  5,840,668      747,013   $  7,676,439
                    ===========   =============     =======   =============

---------
(1) Commencement of operations for the U.S. Bond Index Institutional Class and Advisor Class was June 30, 1997.

Note 4--Subsequent Event
Effective July 10, 1998, the Fund's Advisor Class was closed and all Advisor Class shareholders were exchanged into the Fund's Institutional Class based on a 1 to .9952 exchange ratio. As a result of the exchange, 780,950 shares of the Institutional Class representing $8,121,885 in net assets were issued at the net asset value of $10.40 per share.

U.S. Bond Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

 Principal
  Amount                Security                               Value
 ---------              --------                               -----
            CORPORATE DEBT
            NON-CONVERTIBLE - 24.05%
            FINANCIAL - 9.80%
$  225,000  American General Finance,
              7.25%, 5/15/05                             $    238,279
   200,000  BankAmerica Corp.,
              7.125%, 5/01/06                                 210,806
   260,000  BankBoston Corp.,
              6.38%, 8/11/00                                  262,714
   100,000  Chase Manhattan Corp.,
              10.00%, 6/15/99                                 103,788
   300,000  Chase Manhattan Corp.,
              7.125%, 6/15/09                                 316,688
   325,000  Chrysler Financial Corp.,
              6.11%, 7/28/99                                  325,835
   100,000  First Union Corp.,
              7.50%, 7/15/06                                  107,732
   200,000  Ford Motor Credit,
              7.20%, 6/15/07                                  212,722
   100,000  GMAC,
              9.625%, 5/15/00                                 106,343
   200,000  Grand Metro,
              6.50%, 9/15/99                                  201,205
   300,000  IBM Credit Corp.,
              5.875%, 8/25/99                                 300,726
   300,000  Interamerican Development Bank,
              6.625%, 3/07/07                                 315,613
   300,000  Lehman Brothers Holdings - Series E,
              6.30%, 8/11/99                                  301,248
   300,000  Merrill Lynch & Co., Inc.,
              6.64%, 9/19/02                                  306,564
   100,000  NationsBank Corp.,
              6.50%, 3/15/06                                  102,297
   200,000  Norwest Corp.,
              6.75%, 6/15/07                                  208,218
   300,000  PNC Funding Corp.,
              6.875%, 7/15/07                                 313,172
   300,000  Salomon Smith Barney Holdings,
              5.625%, 11/15/98                                299,707
   100,000  Texaco Capital, Inc.,
              8.50%, 2/15/03                                  109,969
   110,000  U.S. Bancorp,
              8.125%, 5/15/02                                 117,430
                                                         ------------
                                                            4,461,056
                                                         ------------
            INDUSTRIAL - 9.69%
   100,000  Conagra, Inc.,
              7.125%, 10/01/26                                106,919
   200,000  Dayton Hudson Corp.,
              9.75%, 7/01/02                                  225,487
   300,000  Dillard's, Inc.,
              8.00%, 1/15/99                                  303,528
   400,000  du Pont (E. I.) de Nemours & Co.,
              8.125%, 3/15/04                                 441,640
   300,000  Federated Department Stores,
              7.45%, 7/15/17                                  323,018
   200,000  General Motors,
              8.80%, 3/01/21                                  248,546
   300,000  Hanson Overseas,
              6.75%, 9/15/05                                  308,211
   200,000  Hertz Corp.,
              7.00%, 7/15/03                                  205,233
   100,000  ICI Wilmington,
              6.95%, 9/15/04                                  103,908
   150,000  J. Seagram & Sons,
              9.65%, 8/15/18                                  198,477
   200,000  Lockheed Martin Corp.,
              7.25%, 5/15/06                                  212,513
   300,000  McDonald's Corp.,
              8.875%, 4/01/11                                 373,202
   100,000  Norfolk Southern Corp.,
              6.95%, 5/01/02                                  102,842
   300,000  Potash Corp.,
              7.125%, 6/15/07                                 312,564
   300,000  Sears, Roebuck & Co.,
              8.30%, 10/26/04                                 332,163
   100,000  Sony Corporation,
              6.125%, 3/04/03                                 100,233
   300,000  Wal-Mart Stores, Inc.,
              6.50%, 6/01/03                                  306,687
   100,000  Walt Disney Co.,
              6.375%, 3/30/01                                 101,339
   100,000  Walt Disney Co.,
              6.75%, 3/30/06                                  104,654
                                                         ------------
                                                            4,411,166
                                                         ------------
            UTILITY - 4.56%
   300,000  Baltimore Gas & Electric Co.,
              8.375%, 8/15/01                                 319,553
   100,000  Consolidated Edison,
              6.45%, 12/01/07                                 101,603
   200,000  Consolidated Natural Gas,
              6.625%, 12/01/08                                208,780
   200,000  GTE South, Inc.,
              7.25%, 8/01/02                                  207,512
   100,000  Potomac Electric Power,
              6.25%, 10/15/07                                 101,881
   200,000  Southern California Edison,
              6.375%, 1/15/06                                 202,085
   200,000  Southwestern Bell,
              7.625%, 3/01/23                                 210,533

                  See Notes to Financial Statements on Page 15

U.S. Bond Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

 Principal
  Amount                Security                               Value
 ---------              --------                               -----
$  200,000  U.S. West Communications,
              6.875%, 9/15/33                            $    193,458
   500,000  Wisconsin Electric Power,
              7.25%, 8/01/04                                  530,902
                                                         ------------
                                                            2,076,307
                                                         ------------
 TOTAL CORPORATE DEBT NON-CONVERTIBLE
    (Cost $10,698,780)                                     10,948,527
                                                         ------------
            FOREIGN DEBT - 2.00%
            Foreign Government - 1.90%
   100,000  Hydro-Quebec,
              8.40%, 1/15/22                                  122,446
   220,000  Kingdom of Sweden,
              12.00%, 2/01/10                                 328,455
   200,000  Quebec Province,
              7.00%, 1/30/07                                  211,731
   200,000  Republic of Finland,
              5.875%, 2/27/06                                 200,562
                                                         ------------
                                                              863,194
                                                         ------------
            Industrial - 0.10%
   50,000   Celulosa Arauco Constitucion,
              7%, 12/15/07                                     47,297
                                                         ------------
 TOTAL FOREIGN DEBT
    (Cost $810,059)                                           910,491
                                                         ------------
            MEDIUM-TERM NOTES - 4.09%
            FNMA,
   500,000  6.96%, 4/02/07                                    537,736
   300,000  6.94%, 3/19/08                                    309,046
   100,000  6.00%, 5/15/08                                  1,014,063
                                                         ------------
 TOTAL MEDIUM-TERM NOTES
    (Cost $ 1,828,295)                                      1,860,845
                                                         ------------
            U.S. GOVERNMENT & AGENCIES - 28.27%
            FHLMC - 9.28%,
   450,724  7.50%, 5/01/24                                    461,994
 1,317,184  7.00%, 12/01/24                                 1,338,062
   477,309  7.00%, 12/01/26                                   484,574
   509,626  7.50%, 5/01/27                                    522,245
   189,462  7.00%, 6/01/27                                    192,346
   159,980  7.50%, 6/01/27                                    163,941
   253,507  7.50%, 7/01/27                                    259,784
   776,020  8.00%, 7/01/27                                    803,289

           FNMA - 12.43%,
 1,721,292  6.00%, 10/01/09                                 1,711,274
   484,602  7.00%, 6/01/12                                    493,505
   218,782  7.00%, 7/01/12                                    222,801
   100,000  7.00%, 9/01/21                                  1,015,305
   100,000  7.50%, 9/01/21                                  1,026,867
   472,271  8.00%, 12/01/21                                   489,095
   665,010  8.50%, 12/01/25                                   697,010

           GNMA - 6.56%,
 1,162,743  8.00%, 7/15/22                                  1,209,415
   264,820  9.00%, 1/15/23                                    284,121
 1,488,641  6.50%, 11/15/23                                 1,491,857
                                                         ------------

Total U.S. Government & Agencies
   (Cost $12,629,978)                                      12,867,485
                                                         ------------

           U.S. TREASURY SECURITIES - 34.48%
           U. S. Treasury Bonds - 2.82%,
   650,000  8.125%, 8/15/19                                   839,106
   100,000  7.125%, 2/15/23                                   118,328
   287,000  6.625%, 2/15/27                                   324,176
                                                         ------------

           U. S. Treasury Notes - 31.66%,
   600,000  6.375%, 5/15/00                                   608,998
   500,000  5.75%, 11/15/00                                   502,500
   800,000  5.25%, 01/31/01                                   795,250
 2,500,000  5.625%, 2/28/01                                 2,506,641
   150,000  6.625%, 7/31/01                                   154,570
    50,726  3.625%, 7/15/02(TIPS)                              50,179
 1,500,000  6.00%, 7/31/02                                  1,525,539
 1,000,000  6.375%, 8/15/02                                 1,030,776
 1,000,000  5.875%, 2/15/04                                 1,018,596
   350,000  6.50%, 8/15/05                                    369,413
   540,000  9.25%, 2/15/16                                    751,276
   400,000  7.875%, 2/15/21                                   507,689
   580,000  8.125%, 5/15/21                                   755,359
   400,000  8.125%, 8/15/21                                   521,501
 1,750,000  6.75%, 8/15/26                                  2,004,017
 1,300,000  6.25%, 5/31/99                                  1,308,435
                                                         ------------
Total U.S. Treasury Securities
   (Cost $15,240,035)                                      15,692,349
                                                         ------------

                  See Notes to Financial Statements on Page 15

U.S. Bond Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

 Principal
  Amount                Security                               Value
 ---------              --------                               -----
           SHORT-TERM INSTRUMENTS - 11.27%
           Mutual Fund - 9.36%
$4,258,513  BT Institutional Cash Management
             Fund                                        $  4,258,513

           U.S. Government & Agency - 1.90%
   875,000  U.S. Treasury Bill
             5.10%, 9/18/98                                   871,348
                                                         ------------

Total Short-Term Instruments
   (Cost $5,129,286)                                       5,129,861
                                                         ------------


Total Investments (Cost $46,336,433)          104.16%    $47,409,558
Liabilities in Excess of Other Assets          (4.16)%    (1,895,280)
                                              -------    -----------
Net Assets                                    100.00%    $45,514,278
                                              =======    ===========

Abbreviations
-------------
FNMA--Federal National Mortgage Association

FHLMC--Federal Home Loan Mortgage Corporation

GNMA--Government National Mortgage Association

TIPS--Treasury Inflation Protected Security


                  See Notes to Financial Statements on Page 15

U.S. Bond Index Portfolio

Statement of Operations For the six months ended June 30, 1998 (unaudited)

Investment Income
   Interest                                                              $1,192,458
                                                                         ----------
Expenses
   Advisory Fees                                                             28,678
   Administration and Services Fees                                          19,118
   Professional Fees                                                         12,185
   Shareholder Reports                                                        8,000
   Miscellaneous                                                              1,533
                                                                         ----------
   Total Expenses                                                            69,514
   Less:  Expenses Absorbed by Bankers Trust                                (50,405)
                                                                         ----------
      Net Expenses                                                           19,109
                                                                         ----------
Net Investment Income                                                     1,173,349
                                                                         ----------
Realized and Unrealized Gain on Investments
   Net Realized Gain from Investment Transactions                            14,345
   Net Change in Unrealized Appreciation/Depreciation on Investments        355,707
                                                                         ----------
Net Realized and Unrealized Gain on Investments                             370,052
                                                                         ----------
Net Increase in Net Assets from Operations                               $1,543,401
                                                                         ==========


                  See Notes to Financial Statements on Page 15

U.S. Bond Index Portfolio

Statements of Changes in Net Assets

                                                                                               For the period
                                                                               For the        June 10, 1997(2)
                                                                          six months ended        through
                                                                           June 30, 1998(1)  December 31, 1997
                                                                          -----------------  -----------------
Increase in Net Assets from:
Operations
   Net Investment Income                                                     $ 1,173,349      $  1,394,346
   Net Realized Gain from Investment Transactions                                 14,345           604,278
   Net Change in Unrealized Appreciation/Depreciation on Investments             355,707           717,418
                                                                             -----------      ------------
Net Increase in Net Assets from Operations                                     1,543,401         2,716,042

Capital Transactions
   Proceeds from Capital Invested                                             13,694,718        49,551,623
   Value of Capital Withdrawn                                                   (581,736)      (21,409,870)
                                                                             -----------      ------------
Net Increase in Net Assets from Capital Transactions                          13,112,982        28,141,753
                                                                             -----------      ------------
Total Increase in Net Assets                                                  14,656,383        30,857,795

Net Assets
Beginning of Period                                                           30,857,895               100
                                                                             -----------      ------------
End of Period                                                                $45,514,278      $ 30,857,895
                                                                             ===========      ============

----------
(1) Unaudited
(2) Commencement of operations.



-------------------------------------------------------------------------------


Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the U.S. Bond Index Portfolio.

                                                                                              For the period
                                                                               For the       June 10, 1997(2)
                                                                          six months ended       through
                                                                           June 30, 1998(1)  December 31, 1997
                                                                          -----------------  -----------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)                                       $45,514            $30,858
Ratios to Average Net Assets:
   Net Investment Income                                                         6.12%(3)           6.31%(3)
   Expenses                                                                      0.10%(3)           0.10%(3)
   Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust                                  0.26%(3)           0.18%(3)
Portfolio Turnover Rate                                                            11%                79%

----------
(1) Unaudited
(2) Commencement of operations.
(3) Annualized.


                  See Notes to Financial Statements on Page 15

U.S. Bond Index Portfolio

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A.  Organization
The U.S. Bond Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on July 1, 1996 as an unincorporated trust under the laws of New York, and commenced operations on June 10, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates fair market value. Securities for which quotations are not readily available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from the security transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with the Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .10% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $50,405. In addition, the Portfolio is owed $18,367, net of Administration and Service fees of $1,860 and Advisory Fees of $5,580 relating to waived fees and reimbursable expenses at June 30, 1998.

Investment In Affiliated Fund
The Portfolio may invest in the BT Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1998 amounted to approximately $26,000 and are included in income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Note 3--Purchases and Sales of Investment Securities
This aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six-month period ended June 30, 1998, were $14,255,002 and $4,052,608, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1998 was $46,336,433. The aggregate gross unrealized appreciation was $1,081,551, and aggregate gross unrealized depreciation for all investments was $8,426 as of June 30, 1998.

Note 4--Net Assets
At June 30, 1998, net assets consisted of:
Paid-in-Capital                             $43,253,459
Undistributed Net Investment Income           1,173,349
Accumulated Net Realized Gain from               14,345
  Investment Transactions
Net Unrealized Appreciation on Investments    1,073,125
                                            -----------
                                            $45,514,278
                                            ===========

BT ADVISOR FUNDS
U.S. BOND INDEX FUND



Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201


Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019




                              --------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                              --------------------

                   U.S. Bond Index Fund - Institutional Class Cusip #05576L700
                         U.S. Bond Index Fund - Advisor Class Cusip #05576L866
                                                              STA511100 (6/98)